Financial risk management - D.6. Capital management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Net debt	$ 5,357	$ 5,174
Equity attributable to Owners of the Company	3,640	3,628
Net debt and equity	$ 8,997	$ 8,802
Gearing ratio	60.00%	59.00%